Share Capital (Details) - Schedule of share-based compensation - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Share Capital (Details) - Schedule of share-based compensation [Line Items]
Share-based compensation	$ 483	$ 477	$ 962	$ 794
Cost of revenue [Member]
Share Capital (Details) - Schedule of share-based compensation [Line Items]
Share-based compensation	18		42	22
Research and development [Member]
Share Capital (Details) - Schedule of share-based compensation [Line Items]
Share-based compensation	219	152	378	215
General, administrative and marketing [Member]
Share Capital (Details) - Schedule of share-based compensation [Line Items]
Share-based compensation	$ 246	$ 325	$ 542	$ 557